SCHEDULES OF CREDIT RISK (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenues	$ 4,493,572	$ 7,506,551	$ 6,443,357
Accounts receivable	235,142	139,214
Revenue from Contract with Customer Benchmark [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 903,119	$ 2,823,568	$ 1,786,656
Risk percentage	20.10%	37.60%	27.50%
Revenue from Contract with Customer Benchmark [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 1,009,709	$ 1,442,988	$ 888,595
Risk percentage	22.50%	19.20%	13.70%
Revenue from Contract with Customer Benchmark [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 1,006,018	$ 2,213,651	$ 1,723,506
Risk percentage	22.40%	29.50%	26.50%
Revenue from Contract with Customer Benchmark [Member] | Customer D [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues			$ 1,332,746
Risk percentage			20.50%
Revenue from Contract with Customer Benchmark [Member] | Customer E Member | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 800,950
Risk percentage	17.80%
Revenue from Contract with Customer Benchmark [Member] | Major Customers Aggregate Total [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Revenues	$ 3,719,796	$ 6,480,207	$ 5,731,503
Risk percentage	82.80%	86.30%	88.20%
Accounts Receivable [Member] | Customer A [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage
Accounts receivable
Accounts Receivable [Member] | Customer B [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage		96.50%
Accounts receivable		$ 133,665
Accounts Receivable [Member] | Customer C [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage
Accounts receivable
Accounts Receivable [Member] | Customer D [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage
Accounts receivable	$ 230,718
Accounts Receivable [Member] | Customer E Member | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	98.10%
Accounts receivable
Accounts Receivable [Member] | Major Customers Aggregate Total [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Risk percentage	98.10%	96.50%
Accounts receivable	$ 230,718	$ 133,665